Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Reconciliation of Changes in Carrying Amounts of Intangible Assets Not Subject to Amortization, Which Represents Trademarks (Details) - USD ($)
$ in Millions
	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	$ 1,180	$ 1,167
Exchange movements	(5)	13
Ending Balance	1,175	1,180
NAA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	927	927
Exchange movements		0
Ending Balance	927	927
EA Segment
Indefinite-lived Intangible Assets [Roll Forward]
Beginning Balance	253	240
Exchange movements	(5)	13
Ending Balance	$ 248	$ 253